Private Placement - Additional Information (Detail) - USD ($)			9 Months Ended
	Apr. 13, 2021	Jan. 26, 2021	Sep. 30, 2021	Jan. 13, 2021
Private Placement [Line Items]
Payment to acquire restricted investments			$ 402,500,000
Proceeds from issuance of warrants	$ 9,000,000		$ 10,050,000
Private Placement Warrants
Private Placement [Line Items]
Class of warrants or rights warrants issued during the period units	700,000	6,000,000	6,000,000
Class of warrants or rights warrants issued issue price per warrant		$ 1.50		$ 1.50
Class of warrants or rights exercise price per share				$ 11.50
Proceeds from issuance of warrants		$ 9,000,000
Private Placement Warrants | Sponsor
Private Placement [Line Items]
Class of warrants or rights warrants issued during the period units			6,700,000
Proceeds from issuance of warrants	$ 1,050,000